Via Edgar Private Correspondence Filing

January 29, 2008

U.S. Securities & Exchange Commission
Division of Corporation Finance
100 F Street, N.E., Mail Stop 7010
Washington, D.C. 20549
Attention:	Mr. Dale Welcome
Ms. Anne McConnell
Ms. Jessica Kane
Ms. Lesli Sheppard

Re:	Tiger Ethanol International Inc.
File No. 333-146997
Amendment No. 1 to Registration Statement on Form SB-2

Ladies and Gentlemen:

On October 29, 2007, our client Tiger Ethanol International Inc. (the “Company”) filed with the Securities and Exchange Commission (the “Commission”) a Registration Statement on Form SB-2 (the “Registration Statement”). The Company herewith files with the Commission Amendment No. 1 (referred to herein as the “Amendment”) in response to the Commission's comments, dated November 26, 2007, with reference to the Registration Statement.

For your convenience we shall deliver four paper courtesy copies to the Commission of the Amendment marked to show changes against the original filing. We also herewith file a letter detailing each of the respective changes in the Amendment responsive to the comments of the Commission.

Please do not hesitate to contact the undersigned if you have any questions or comments in respect of the Amendment. Thank you very much.

Very truly yours,

/s/ Travis L. Gering
Travis L. Gering

cc: Mr. James Pak Chiu Leung, President and CEO, Tiger Ethanol International Inc.